Leases	12 Months Ended
Jul. 02, 2011
Leases
Leases

Note 13 – Leases

The corporation leases certain facilities, equipment and vehicles under agreements that are classified as either operating or capital leases. The building leases have original terms that range from 10 to 15 years, while the equipment and vehicle leases have terms of generally less than seven years.

In millions	July 2, 2011	July 3, 2010

Gross book value of capital lease assets included in property	$10	$10
Net book value of capital lease assets included in property	3	3

Future minimum payments, by year and in the aggregate, under capital leases and noncancelable operating leases having an original term greater than one year at July 2, 2011 were as follows:

In millions	Capital Leases	Operating Leases

2012	$1	$58
2013	1	43
2014	1	31
2015	–	25
2016	–	17
Thereafter	–	69

Total minimum lease payments	3	$243

Amounts representing interest	–

Present value of net minimum payments	3
Current portion	1

Noncurrent portion	$2

In millions	2011	2010	2009

Depreciation of capital lease assets	$1	$2	$3
Rental expense under operating leases	77	87	92